15 Labor and social obligations (Details)				1 Months Ended
	Mar. 29, 2019 Number $ / shares [1]	Feb. 07, 2019 Number $ / shares	May 15, 2018 Number $ / shares	Dec. 31, 2020 Number	Nov. 30, 2020	Aug. 31, 2020	Mar. 31, 2020 Number	Sep. 30, 2019 Number
Labor And Social Obligations
Weighted average fair value at the measurement date	$ 684.22	$ 529.12	$ 366.16
Dividend yield (%)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected volatility (%)	43.70%	45.50%	49.50%	69.00%			39.70%	38.90%
Risk-free interest rate (%)	7.20%	7.60%	7.70%	0.90%			0.80%	1.40%
Expected life of stock options (years) | Number	4.0	4.0	4.0	1			4	5
Weighted average share price	$ 213.35	$ 368.41	$ 254.13
Model used	Black & Scholes	Monte Carlo	Monte Carlo	Binomial	Binomial	Binomial	Binomial	Binomial

[1]	After the corporate reorganization described in Note 1, the options originally granted under the Guardayas plan granted on August 10, 2018 were remeasured at fair value and included in Afya Brazils plan with no changes to the previous terms and conditions other than the shares subject to such options granted and, consequently, the number of stock and exercise price of the shares as per the share exchange ratio applied on the corporate reorganization